Fixed assets - Internal costs capitalized as property, plant and equipment (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other intangible assets and property, plant and equipment [abstract]
Labor expenses	€ 462	€ 459	€ 460